SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  DECEMBER 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

12-1      GER   7700     14.1997         15.14        Bear Stearns
12-2	   " "	7700     14.0268         15.02                 " "
12-17	   " "	6300     13.5764         15.41                 " "
12-18	   " "	6300     13.625           15.17                 " "
12-22	   " "	6400     14.0459         15.55                 " "
12-23      " "     6400     14.2109         15.91                 " "
12-24	   " "	2100     14.1875         15.88                 " "

The Germany Fund, Inc.
( Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement       1/11/99